INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Intangible Assets	Intangible assets:
	December 31,
	2021	2020
Customer relationships
Cost	$-	$671
Impairment	-	(298)
Accumulated amortization	-	(373)
Amortized cost	$-	$-

Commercial license [Member]
Schedule of Intangible Assets
	December 31,
	2021	2020
Commercial license
Cost	$2,030	$1,513
Accumulated amortization	(201)	(38)
Amortized cost	$1,829	$1,475